Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

In February 2014, the Company’s Avis Budget Rental Car Funding subsidiary issued approximately $675 million in five-year asset-backed notes with a weighted average interest rate of 2.60%. The proceeds from the borrowings will provide funds for the repayment of maturing vehicle-backed debt and the acquisition of rental cars in the United States.